Summary of Income Tax Benefits (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Use of (benefit of) net operating losses			$ 91,781	$ (72,541)
Other timing differences			108,042	(91,770)
Change in valuation allowance, including $188,000 reduction in valuation allowance due to purchased deferred tax liability in 2020			(199,823)	(23,989)
Tax benefit				$ (188,300)